RECOVERABLE VALUE OF LONG-TERM ASSETS - General (Details) R$ in Thousands		12 Months Ended
	Jun. 30, 2016 R$ / MWh	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		5.88%
Life span of power plant		40 years
PP&E		R$ 27,965,837	R$ 26,812,925	R$ 29,546,645	R$ 31,105,548
Additions		640,631	5,681,018	5,979,596
Onerous contract provision		2,079,227	R$ 3,752,983	1,558,485	1,131,888
Recoverable amount of Impairment, accumulated amount		R$ 16,681,420
UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)	5.47%	5.39%	5.47%
Contractual Fee | R$ / MWh	148.65
Adjusted value | R$ / MWh	244.51
PMSO Operating cost percentage		25.40%
PP&E		R$ 11,289,195
Increase (decrease) due to revaluation		989,562
Additions		950,960
Onerous contract provision		38,602
Recoverable amount of Impairment, accumulated amount		9,900,353	R$ 8,949,383
TPP Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions		693,560
Recoverable amount of Impairment, accumulated amount		R$ 16,681,419	R$ 16,146,801
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		6.12%	6.33%
PP&E		R$ 25,430,358	R$ 24,065,771	26,748,577	28,309,979
Recoverable amount of Impairment, accumulated amount		13,823,945	12,200,816
Generation | Cash generating unit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions		2,375,240	3,902,091	5,612,127
Recoverable amount of Impairment, accumulated amount		13,823,945	R$ 12,200,816	8,660,336	3,190,130
Generation | UTN Angra 3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions				4,961,597
Recoverable amount of Impairment, accumulated amount				5,922,141	960,544
Generation | TPP Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions		693,560
Recoverable amount of Impairment, accumulated amount		R$ 693,560
Generation (except nuclear)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		5.88%
Transmission
RECOVERABLE VALUE OF LONG-TERM ASSETS
Discount rate (as a percent)		5.88%	6.02%
Reversal of impairment loss previously recognized		R$ 961,144
Recoverable amount of Impairment, accumulated amount		2,593,222	R$ 3,670,038
Transmission | Cash generating unit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions		241,314	2,390,021	510,206
Recoverable amount of Impairment, accumulated amount		2,593,222	3,670,038	1,306,482	969,720
Distribution
RECOVERABLE VALUE OF LONG-TERM ASSETS
PP&E		R$ 841,426	899,124	R$ 956,821	R$ 1,014,518
Recoverable amount of Impairment, accumulated amount			R$ 237,056